Revenue from Unaffiliated Customers by Geographic Region (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 11,596	$ 8,971	$ 10,251
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	2,349	2,664	6,889
Hong Kong
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 9,247	$ 6,307	$ 3,362